General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
General and Administrative Expenses [Line Items]
Total	$ 2,422	$ 1,870
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Payroll and related benefits (including share-based compensation)	1,397	836
Professional services	911	906
Others	114	128
Total	$ 2,422	$ 1,870